Financial Risk Management - Maximum Exposure to Credit Risk of Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 2,602,560	₩ 1,558,696	₩ 751,662	₩ 889,839
Deposits in banks	758,089	1,163,763
Trade accounts and notes receivable, net	4,325,120	4,957,993
Non-trade receivable, net	150,554	134,161
Accrued income	14,273	9,431
Available-for-sale financial assets	5,142	7,993
Financial assets at fair value through profit or loss	1,552	1,382
Deposits	30,378	47,954
Short-term loans	16,766	7,696
Long-term loans	32,408	34,760
Long-term non-trade receivable	8,738	2,619
Derivatives	842	244
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	2,602,560	1,558,696
Deposits in banks	758,089	1,163,763
Trade accounts and notes receivable, net	4,325,120	4,957,993
Non-trade receivable, net	150,554	134,161
Accrued income	14,273	9,431
Available-for-sale financial assets	162	154
Financial assets at fair value through profit or loss	1,552	1,382
Deposits	30,378	47,954
Short-term loans	16,766	7,696
Long-term loans	32,408	34,760
Long-term non-trade receivable	8,738	2,619
Derivatives	842	244
Financial assets	₩ 7,941,442	₩ 7,918,853